Schedule of corporate scenarios model (Details) € / shares in Units, € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) € / shares	Jun. 04, 2025	Mar. 19, 2025 USD ($)	Mar. 19, 2025 EUR (€) € / shares
Probability			6.00%	4.00%	4.00%
PV	$ 8,927	€ 7,603		$ 8,165	€ 7,500
Investment round [Member]
Probability	2.50%	2.50%		2.50%	2.50%
Event date	Jun. 30, 2026	Jun. 30, 2026		Mar. 31, 2026	Mar. 31, 2026
Average bond balance	$ 9,493			$ 8,678
Average payoff balance	$ 9,900			$ 9,321
Discount rate	6.70%	6.70%		7.30%	7.30%
PV factor | € / shares		€ 0.9684			€ 0.9299
PV	$ 240			$ 217
Change of Control [Member]
Probability	5.00%	5.00%		5.00%	5.00%
Event date	Dec. 31, 2027	Dec. 31, 2027		Dec. 31, 2027	Dec. 31, 2027
Average bond balance	$ 10,299			$ 9,548
Average payoff balance	$ 10,179			$ 9,776
Discount rate	6.70%	6.70%		7.30%	7.30%
PV factor | € / shares		€ 0.8784			€ 0.8221
PV	$ 447			$ 402
Maturity [Member]
Probability	90.00%	90.00%		90.00%	90.00%
Event date	Mar. 19, 2028	Mar. 19, 2028		Mar. 19, 2028	Mar. 19, 2028
Average bond balance	$ 10,414			$ 9,656
Average payoff balance	$ 10,530			$ 10,317
Discount rate	6.70%	6.70%		7.30%	7.30%
PV factor | € / shares		€ 0.8663			€ 0.8098
PV	$ 8,210			$ 7,519
Dissolution [Member]
Probability	2.50%	2.50%		2.50%	2.50%
Event date	Dec. 31, 2026	Dec. 31, 2026		Sep. 30, 2026	Sep. 30, 2026
Average bond balance	$ 9,763			$ 8,927
Average payoff balance	$ 1,321			$ 1,225
Discount rate	6.70%	6.70%		7.30%	7.30%
PV factor | € / shares		€ 0.9372			€ 0.8977
PV	$ 31			$ 27